ENTITY-WIDE DISCLOSURES (Tables)	12 Months Ended
Dec. 31, 2021
Entity Wide Disclosures [Abstract]
Disclosure of Group's Revenue From External Customers That Are Divided Into Geographical Areas
The Group's revenue from external customers are divided into the following geographical areas:

	2021	2020	2019
Revenue from External Customers	$	$	$
Canada	37,484,524	11,594,344	11,732,218
United States	20,225,680	11,828,279	19,130,258
	57,710,204	23,422,623	30,862,476

Disclosure of Non-current Assets Allocated To Geographic Areas
The Group’s non-current assets are allocated to geographic areas as follows:

	December 31, 2021
	Canada	United States	Total
	$	$	$
Property, plant and equipment	18,035,651	14,632,507	32,668,158
Right-of-use assets	7,446,976	53,455,386	60,902,362
Intangible assets	76,127,010	5,772,820	81,899,830
Contract asset	14,113,415	—	14,113,415
	115,723,052	73,860,713	189,583,765

	December 31, 2020
	Canada	United States	Total
	$	$	$
Property, plant and equipment	5,050,367	396,440	5,446,807
Right-of-use assets	5,586,207	1,912,517	7,498,724
Intangible assets	36,615,165	5,475,678	42,090,843
Contract asset	14,327,709	—	14,327,709
	61,579,448	7,784,635	69,364,083